Share Option Plan (Share-based Compensation of the Company, Fair Value Assumptions) (Details) (The Company [Member], 2008 Equity Compensation Plan [Member], Stock Options [Member])	12 Months Ended														12 Months Ended
	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2013 Maximum [Member] CNY	Dec. 31, 2012 Maximum [Member] CNY		Dec. 31, 2011 Maximum [Member] CNY		Dec. 31, 2013 Maximum [Member] USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2013 Minimum [Member] CNY	Dec. 31, 2012 Minimum [Member] CNY		Dec. 31, 2011 Minimum [Member] CNY		Dec. 31, 2013 Minimum [Member] USD ($)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2011 Minimum [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price												$ 2.22	$ 2.05	$ 3.62						$ 1.52	$ 1.84	$ 2.47
Fair value of ordinary shares	$ 2.29		$ 1.52		$ 1.96							$ 2.22	$ 2.23	$ 3.75						$ 1.53	$ 1.92	$ 1.99
Risk-free interest rate	1.38%	[1]						1.00%	[1]	2.00%	[1]					0.63%	[1]	0.88%	[1]
Expected life (in years)	5 years	[2]	5 years	[2]						5 years	[2]							2 years 3 months	[2]
Expected dividend yield	0.00%	[3]	0.00%	[3]	0.00%	[3]
Expected volatility	60.00%	[4]			50.00%	[4]		60.00%	[4]							50.00%	[4]
Fair value per option at grant date	$ 0.93		$ 1.01		$ 1.15		6.99	6.3		11.88					4.94	6.52		2.22

[1]	The risk-free interest rate for periods within the contractual life of the share option is based on the U.S. Treasury yield curve in effect at the time of grant for a term consistent with the expected term of the awards.
[2]	The expected term of stock options granted is developed giving consideration to vesting period, contractual term and historical exercise pattern of options granted by the Company.
[3]	The Company has no expectation of paying regular dividends on its ordinary shares.
[4]	Expected volatility is estimated based on the historical volatility of comparable companies' stocks and of the Company's ordinary shares for a period equivalent to the expected term preceding the grant date.